Carillon Eagle Small Cap Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Aerospace & Defense - 5.2%
ATI, Inc. (a)	62,087	$5,050,156
Karman Holdings, Inc. (a)	84,413	6,094,619
Voyager Technologies, Inc. - Class A (a)(b)	76,380	2,274,596
Woodward, Inc.	35,921	9,077,596
		22,496,967

Automobile Components - 0.8%
Modine Manufacturing Co. (a)	24,796	3,524,999

Biotechnology - 8.4%
Alkermes PLC (a)	93,603	2,808,090
Arcellx, Inc. (a)	32,565	2,673,587
Catalyst Pharmaceuticals, Inc. (a)	93,725	1,846,382
Celcuity, Inc. (a)	30,245	1,494,103
Disc Medicine, Inc. (a)	34,652	2,289,804
Insmed, Inc. (a)	15,494	2,231,291
Krystal Biotech, Inc. (a)	16,184	2,856,962
Madrigal Pharmaceuticals, Inc. (a)	10,700	4,907,662
Nuvalent, Inc. - Class A (a)	33,568	2,902,961
Protagonist Therapeutics, Inc. (a)	73,985	4,914,824
Revolution Medicines, Inc. (a)	18,452	861,708
TG Therapeutics, Inc. (a)	42,825	1,547,053
Vaxcyte, Inc. (a)	45,204	1,628,248
Veracyte, Inc. (a)	42,012	1,442,272
Viridian Therapeutics, Inc. (a)	79,699	1,719,904
		36,124,851

Building Products - 1.8%
Zurn Elkay Water Solutions Corp.	168,672	7,932,644

Capital Markets - 6.1%
LPL Financial Holdings, Inc.	8,180	2,721,404
Perella Weinberg Partners	278,677	5,941,394
PJT Partners, Inc. - Class A	61,496	10,929,684
StepStone Group, Inc. - Class A	104,070	6,796,812
		26,389,294

Chemicals - 3.2%
Perimeter Solutions, Inc. (a)	246,271	5,514,008
Quaker Chemical Corp.	45,021	5,931,517
Sensient Technologies Corp.	23,739	2,227,905
		13,673,430

Commercial Services & Supplies - 4.1%
MSA Safety, Inc.	37,703	6,487,555
RB Global, Inc.	104,209	11,292,087
		17,779,642

Construction & Engineering - 1.9%
Dycom Industries, Inc. (a)	27,977	8,162,569

Consumer Finance - 1.3%
FirstCash Holdings, Inc.	35,262	5,586,206

Diversified Consumer Services - 1.5%
OneSpaWorld Holdings Ltd.	299,947	6,340,880

Electrical Equipment - 1.8%
Generac Holdings, Inc. (a)	11,877	1,988,210
Powell Industries, Inc.	18,756	5,717,016
		7,705,226

Electronic Equipment, Instruments & Components - 7.3%
Badger Meter, Inc.	23,653	4,223,953
Cognex Corp.	87,861	3,980,103
Coherent Corp. (a)	52,466	5,651,638
Fabrinet (a)	8,725	3,181,309
Itron, Inc. (a)	47,973	5,975,517
Littelfuse, Inc.	19,428	5,032,046
Mirion Technologies, Inc. (a)	136,054	3,164,616
		31,209,182

Energy Equipment & Services - 1.5%
Archrock, Inc.	241,096	6,343,236

Food Products - 1.2%
Vital Farms, Inc. (a)	124,062	5,105,151

Ground Transportation - 0.7%
Landstar System, Inc.	25,875	3,171,240

Health Care Equipment & Supplies - 4.3%
Beta Bionics, Inc. (a)	50,617	1,005,760
Establishment Labs Holdings, Inc. (a)(b)	56,603	2,320,157
Glaukos Corp. (a)	20,101	1,639,236
iRhythm Technologies, Inc. (a)	35,805	6,158,102
Merit Medical Systems, Inc. (a)	67,391	5,608,953
TransMedics Group, Inc. (a)	15,596	1,749,871
		18,482,079

Health Care Providers & Services - 7.2%
BrightSpring Health Services, Inc. (a)	226,221	6,687,093
GeneDx Holdings Corp. (a)	24,711	2,662,363
Guardant Health, Inc. (a)	56,514	3,530,995
HealthEquity, Inc. (a)	36,498	3,458,915
Hims & Hers Health, Inc. (a)(b)	72,132	4,091,327
RadNet, Inc. (a)	52,414	3,994,471
The Ensign Group, Inc.	36,556	6,315,780
		30,740,944

Hotels, Restaurants & Leisure - 4.5%
Black Rock Coffee Bar, Inc. - Class A (a)	104,397	2,490,912
Genius Sports Ltd. (a)	372,584	4,612,590
Shake Shack, Inc. - Class A (a)	51,120	4,785,343
United Parks & Resorts, Inc. (a)	109,128	5,641,918
Wingstop, Inc.	7,328	1,844,311
		19,375,074

Industrial REITs - 1.6%
EastGroup Properties, Inc.	40,282	6,818,131

Insurance - 1.0%
Selective Insurance Group, Inc.	53,222	4,314,707

Interactive Media & Services - 0.5%
ZoomInfo Technologies, Inc. (a)	201,878	2,202,489

Machinery - 6.0%
Atmus Filtration Technologies, Inc.	146,166	6,590,625
Esab Corp.	76,214	8,516,152
Federal Signal Corp.	40,127	4,774,712
SPX Technologies, Inc. (a)	31,706	5,922,047
		25,803,536

Oil, Gas & Consumable Fuels - 1.9%
Antero Resources Corp. (a)	82,885	2,781,621
Viper Energy, Inc. - Class A	139,559	5,333,945
		8,115,566

Personal Care Products - 0.5%
BellRing Brands, Inc. (a)	56,126	2,040,180

Pharmaceuticals - 0.6%
Axsome Therapeutics, Inc. (a)	21,448	2,604,860

Professional Services - 1.2%
Parsons Corp. (a)	63,655	5,278,273

Real Estate Management & Development - 1.1%
Cushman & Wakefield PLC (a)	290,101	4,618,408

Semiconductors & Semiconductor Equipment - 6.0%
Ambarella, Inc. (a)	22,852	1,885,747
Impinj, Inc. (a)	17,710	3,201,083
Lattice Semiconductor Corp. (a)	43,052	3,156,573
Rambus, Inc. (a)	92,616	9,650,587
Rigetti Computing, Inc. (a)(b)	55,184	1,643,931
SiTime Corp. (a)	20,168	6,076,820
		25,614,741

Software - 9.1%
Appfolio, Inc. - Class A (a)	20,625	5,685,487
BILL Holdings, Inc. (a)	81,459	4,314,883
Cellebrite DI Ltd. (a)	366,242	6,786,464
Clearwater Analytics Holdings, Inc. - Class A (a)	128,994	2,324,472
I3 Verticals, Inc. - Class A (a)	119,794	3,888,513
Monday.com Ltd. (a)	15,994	3,097,878
Pegasystems, Inc.	79,963	4,597,873
Procore Technologies, Inc. (a)	49,853	3,635,281
Varonis Systems, Inc. (a)	79,208	4,552,084
		38,882,935

Specialty Retail - 3.4%
Abercrombie & Fitch Co. - Class A (a)	31,930	2,731,611
Boot Barn Holdings, Inc. (a)	41,916	6,946,320
Revolve Group, Inc. (a)	122,580	2,610,954
Warby Parker, Inc. - Class A (a)	77,915	2,148,896
		14,437,781

Technology Hardware, Storage & Peripherals - 0.3%
IonQ, Inc. (a)	19,367	1,191,070

Trading Companies & Distributors - 2.4%
Applied Industrial Technologies, Inc.	22,916	5,982,222
Core & Main, Inc. - Class A (a)	79,154	4,260,860
		10,243,082
TOTAL COMMON STOCKS (Cost $287,409,717)		422,309,373

SHORT-TERM INVESTMENTS - 2.2%	Shares	Value
Money Market Funds - 2.2%
First American Government Obligations Fund - Class X, 4.05%(c)	9,535,690	9,535,690
TOTAL SHORT-TERM INVESTMENTS (Cost $9,535,690)		9,535,690

TOTAL INVESTMENTS - 100.6% (Cost $296,945,407)		431,845,063
Liabilities in Excess of Other Assets - (0.6)%		(2,529,627)
TOTAL NET ASSETS - 100.0%		$429,315,436
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2025. The total market value of these securities was $9,161,272 which represented 2.1% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025. Investment made with cash collateral received for securities on loan.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Carillon Eagle Small Cap Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$422,309,373	$–	$–	$422,309,373
Money Market Funds	9,535,690	–	–	9,535,690
Total Investments	$431,845,063	$–	$–	$431,845,063

Refer to the Schedule of Investments for further disaggregation of investment categories.